CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH EQUIVALENTS
Cash Equivalents	$ 10,765,279	$ 6,568,691
Money Market Accounts Interest Rate Minimum	0.05%
Money Market Accounts Interest Rate Maximum	1.51%